Derivative Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments

The notional amounts associated with our foreign currency contracts at December 31, 2013 and 2012 were $5.6 billion and $6.6 billion, respectively, of which $2.3 billion was designated as cash flow hedges for both periods. Derivative transactions are measured in terms of the notional amount, but this amount is not recorded on the balance sheet and is not, when viewed in isolation, a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged, but is used only as the basis on which the value of foreign exchange payments under these contracts are determined.
During each of the fiscal years presented, the amounts recognized in earnings on derivative instruments designated as cash flow hedges related to the ineffective portion were not material, and we did not exclude any component of the changes in fair value of the derivative instruments from the assessment of hedge effectiveness. As of December 31, 2013, we estimate that $90 million of net derivative losses related to our cash flow hedges included in accumulated other comprehensive income will be reclassified into earnings within the next 12 months.

Fair Value of Derivative Contracts

The fair value of our outstanding derivative instruments as of December 31, 2013 and 2012 was as follows:

	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
	(In millions)
Foreign exchange contracts designated as cash flow hedges	$15	$1	$121	$56
Foreign exchange contracts not designated as hedging instruments	29	43	30	30
Other contracts not designated as hedging instruments	—	11	—	—
Total fair value of derivative instruments	$44	$55	$151	$86

Under the master netting agreements with the respective counterparties to our foreign exchange contracts, subject to applicable requirements, we are allowed to net settle transactions of the same currency with a single net amount payable by one party to the other.  However, we have elected to present the derivative assets and derivative liabilities on a gross basis in our balance sheet.  As of December 31, 2013, the potential effect of rights of set-off associated with the above foreign exchange contracts would be an offset to both assets and liabilities by $42 million, resulting in a net derivative liability of $105 million. We are not required to pledge, nor are we entitled to receive, cash collateral related to these derivative transactions.

Effect of Derivative Contracts on Accumulated Other Comprehensive Income

The following table summarizes the activity of derivative contracts that qualify for hedge accounting as of December 31, 2013 and 2012, and the impact of designated derivative contracts on accumulated other comprehensive income for the years ended December 31, 2013 and 2012:

	December 31, 2012	Amount of gain (loss) recognized in other comprehensive income (effective portion)	Amount of gain (loss) reclassified from accumulated other comprehensive income to net revenue and operating expense (effective portion)	December 31, 2013
	(In millions)
Foreign exchange contracts designated as cash flow hedges	$(55)	(65)	(14)	$(106)

	December 31, 2011	Amount of gain (loss) recognized in other comprehensive income (effective portion)	Amount of gain (loss) reclassified from accumulated other comprehensive income to net revenue and operating expense (effective portion)	December 31, 2012
	(In millions)
Foreign exchange contracts designated as cash flow hedges	$72	(54)	73	$(55)

Effect of Derivative Contracts on Consolidated Statement of Income

The following table provides the location in our financial statements of the recognized gains or losses related to our derivative instruments:

	Year Ended December 31,
	2013	2012	2011
	(In millions)
Foreign exchange contracts designated as cash flow hedges recognized in net revenues	$(4)	$44	$(26)
Foreign exchange contracts designated as cash flow hedges recognized in operating expenses	(9)	16	(7)
Foreign exchange contracts not designated as hedging instruments recognized in interest and other, net	14	—	(5)
Other contracts not designated as hedging instruments recognized in interest and other, net	—	3	(1)
Total gain (loss) recognized from derivative contracts in the consolidated statement of income	$1	$63	$(39)